STOCKHOLDERS' INVESTMENT, EARNINGS PER SHARE AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Jun. 30, 2017	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	May 10, 2019
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Debt instrument, stated interest rate	8.75%				8.75%					8.75%
Preferred Stock, dividend percentage						10.00%
Share repurchases, aggregate repurchase price		$ 4,800		$ 4,800		$ 4,800
Common stock, shares beginning balance				11,235,535	35,918,916	35,918,916	35,526,625
Exercise of stock option (in shares)							174,578
Exercise of stock options, weighted price per share (in dollars per share)							$ 16.21
Issuance of restricted stock (in shares)							217,713
Issuance of restricted stock, weighted price per share (in dollars per share)							$ 6.93
Cancellation and discharged (in shares)					(35,918,916)
Issuance of stock (in shares)	11,235,535			31
Issuance of stock, weighted average price per share (in dollars per share)		$ 19.25		$ 19.25		$ 19.25
Common stock, outstanding, ending balance (in shares)	0				0
Common stock, shares ending balance	11,235,535	11,235,566		11,235,566	11,235,535	11,235,566	35,918,916	35,526,625
Cash dividends declared per common share (in dollars per share)			$ 0.07	$ 0	$ 0		$ 0	$ 0.07
Payment of dividends				$ 0	$ 0		$ 0	$ 2,465
New Common Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Common Stock, shares issued (in shares)		11,235,566		11,235,566		11,235,566
Share repurchases, shares to be repurchased (in shares)		142,721		142,721		142,721
Common stock, shares beginning balance			35,213,991	11,235,535	35,918,916	35,918,916	35,526,625	35,213,991
Issuance of stock (in shares)	11,235,535			31			392,291	312,634
Common stock, shares ending balance	11,235,535	11,235,566		11,235,566	11,235,535	11,235,566	35,918,916	35,526,625
New Preferred Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Designation of Preferred Stock (in shares)	13,000,000
Preferred Stock, dividend percentage	10.00%
Preferred Stock, shares issued (in shares)		6,824,582		6,824,582		6,824,582
Preferred Stock, shares outstanding (in shares)		6,824,582		6,824,582		6,824,582
Preferred Stock, initial liquidation preference (in dollars per share)		$ 48.51		$ 48.51		$ 48.51
Preferred Stock, conversion price (in dollars per share)		$ 36.37		$ 36.37		$ 36.37
Preferred Stock, increase in annual dividend rate in the event of breach by the Company		2.00%		2.00%		2.00%
Preferred Stock, accumulated PIK dividends (in dollars per share)		$ 3.78
Preferred Stock, aggregate accumulated PIK dividends		$ 25,800
Preferred Stock, fair value of mezzanine equity	$ 618,900				$ 618,900
Preferred Stock, fair value of bifurcated derivative liability	470,300				470,300
Preferred Stock, initial value	$ 148,600				$ 148,600
Share repurchases, shares to be repurchased (in shares)		98,784		98,784		98,784
Exercise of stock options, weighted price per share (in dollars per share)						$ 36.37
New Preferred Stock | Prior to Third Anniversary of Issue Date
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Preferred Stock, IRR		14.00%		14.00%		14.00%
Preferred Stock, MOIC		1.5		1.5		1.5
New Preferred Stock | On or After Third but Prior to Fourth Anniversary of Issue Date
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Preferred Stock, IRR		15.00%		15.00%		15.00%
Preferred Stock, MOIC		1.7		1.7		1.7
New Preferred Stock | On or After Fourth but Prior to Fifth Anniversary of Issue Date
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Preferred Stock, IRR		16.00%		16.00%		16.00%
Preferred Stock, MOIC		1.9		1.9		1.9
New Preferred Stock | On or After Fifth Anniversary of Issue Date
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Preferred Stock, IRR		17.00%		17.00%		17.00%
Preferred Stock, MOIC		2.1		2.1		2.1
8.75% Senior Secured Notes
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Debt instrument, stated interest rate									8.75%
Secured Debt | 8.75% Senior Secured Notes
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Debt instrument, stated interest rate	8.75%				8.75%
Secured Debt | 8.75% Senior Secured Notes | New Common Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Issuance of stock (in shares)	1,300,000
Secured Debt | 8.75% Senior Secured Notes | New Preferred Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Issuance of stock (in shares)	900,000
Unsecured Notes | New Common Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Issuance of stock (in shares)	9,900,000
Unsecured Notes | New Preferred Stock
Stockholders' Investment, Common Stock and Preferred Stock [Abstract]
Issuance of stock (in shares)	5,900,000